SCHEDULE OF ACCOUNTS PAYABLE, OTHER PAYABLES AND ACCRUALS (Details) - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accounts payable (a)	[1]	$ 136,302	$ 96,154
Accrued payroll and welfare payable		85,229	50,949
VAT and other taxes payable		14,067	2,895
Others (b)	[2]	132,138	78,644
Total other payables and accruals		$ 367,736	$ 228,642

[1]	Accounts payable primarily include supplier’s service charge to HHMT and SJMC.
[2]	Others primarily include office rental and miscellaneous expenses payable.